BRANDYWINEGLOBAL - ALTERNATIVE CREDIT FUND

Schedule of investments (unaudited)	July 31, 2023

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS (a) - 46.8%
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, Structured Agency Credit Risk Debt Notes, 2020-DNA3 B1 (30 Day Average SOFR + 5.214%)	10.283%	6/25/50	3,838,069		$4,129,164	(b)(c)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, Structured Agency Credit Risk Debt Notes, 2020-DNA4 B1 (30 Day Average SOFR + 6.114%)	11.183%	8/25/50	3,383,592		3,777,650	(b)(c)
Federal Home Loan Mortgage Corp. (FHLMC) Structured Agency Credit Risk Debt Notes, 2018-HRP2 B1 (30 Day Average SOFR + 4.314%)	9.383%	2/25/47	2,542,000		2,717,992	(b)(c)
Federal National Mortgage Association (FNMA) - CAS, 2018-R07 1B1 (30 Day Average SOFR + 4.464%)	9.533%	4/25/31	3,600,000		3,823,926	(b)(c)
Federal National Mortgage Association (FNMA) - CAS, 2019-R02 1B1 (30 Day Average SOFR + 4.264%)	9.333%	8/25/31	3,800,000		3,973,660	(b)(c)
Federal National Mortgage Association (FNMA) - CAS, 2019-R03 1B1 (30 Day Average SOFR + 4.214%)	9.283%	9/25/31	2,000,000		2,099,408	(b)(c)
Federal National Mortgage Association (FNMA) - CAS, 2019-R04 2B1 (30 Day Average SOFR + 5.364%)	10.433%	6/25/39	2,678,212		2,839,054	(b)(c)
Federal National Mortgage Association (FNMA) - CAS, 2019-R05 1B1 (30 Day Average SOFR + 4.214%)	9.283%	7/25/39	4,121,964		4,223,379	(b)(c)
Federal National Mortgage Association (FNMA) - CAS, 2019-R06 2B1 (30 Day Average SOFR + 3.864%)	8.933%	9/25/39	2,862,759		2,930,491	(b)(c)
IM Pastor FTH, 3 B (3 mo. EURIBOR + 0.290%)	3.877%	3/22/43	8,800,000	EUR	5,002,130	(c)(d)
JPMBB Commercial Mortgage Securities Trust, 2015-C28 C	4.136%	10/15/48	4,080,000		3,569,335	(c)
Wells Fargo Commercial Mortgage Trust, 2015-C28 D	4.080%	5/15/48	2,605,000		2,083,109	(c)
Wells Fargo Commercial Mortgage Trust, 2019-C51 D	3.000%	6/15/52	3,689,000		2,275,521	(b)

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost - $45,615,222)					43,444,819

See Notes to Schedule of Investments.

BrandywineGLOBAL - Alternative Credit Fund 2023 Quarterly Report	1

BRANDYWINEGLOBAL - ALTERNATIVE CREDIT FUND

Schedule of investments (unaudited) (cont’d)	July 31, 2023

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
CORPORATE BONDS & NOTES - 17.9%
CONSUMER DISCRETIONARY - 2.1%
Hotels, Restaurants & Leisure - 1.1%
Affinity Interactive, Senior Secured Notes	6.875%	12/15/27	600,000	$531,456	(b)
IRB Holding Corp., Senior Secured Notes	7.000%	6/15/25	470,000	472,773	(b)

Total Hotels, Restaurants & Leisure				1,004,229

Specialty Retail - 1.0%
FirstCash Inc., Senior Notes	4.625%	9/1/28	1,100,000	982,574	(b)

TOTAL CONSUMER DISCRETIONARY				1,986,803

ENERGY - 9.4%
Oil, Gas & Consumable Fuels - 9.4%
Baytex Energy Corp., Senior Notes	8.750%	4/1/27	680,000	697,486	(b)
Civitas Resources Inc., Senior Notes	5.000%	10/15/26	740,000	699,115	(b)
Ecopetrol SA, Senior Notes	8.625%	1/19/29	930,000	958,598
Magnolia Oil & Gas Operating LLC/Magnolia Oil & Gas Finance Corp., Senior Notes	6.000%	8/1/26	1,605,000	1,578,646	(b)
PDC Energy Inc., Senior Notes	5.750%	5/15/26	2,970,000	2,989,602
Petroleos Mexicanos, Senior Notes	6.950%	1/28/60	1,410,000	900,367
Talos Production Inc., Secured Notes	12.000%	1/15/26	830,000	869,209

TOTAL ENERGY				8,693,023

FINANCIALS - 2.9%
Consumer Finance - 1.2%
Credit Acceptance Corp., Senior Notes	6.625%	3/15/26	570,000	559,907
PROG Holdings Inc., Senior Notes	6.000%	11/15/29	644,000	583,420	(b)

Total Consumer Finance				1,143,327

Financial Services - 1.7%
Freedom Mortgage Corp., Senior Notes	7.625%	5/1/26	1,200,000	1,100,191	(b)
United Wholesale Mortgage LLC, Senior Notes	5.500%	4/15/29	510,000	448,824	(b)

Total Financial Services				1,549,015

TOTAL FINANCIALS				2,692,342

INDUSTRIALS - 1.0%
Electrical Equipment - 0.5%
WESCO Distribution Inc., Senior Notes	7.125%	6/15/25	460,000	465,695	(b)

Ground Transportation - 0.5%
Uber Technologies Inc., Senior Notes	7.500%	5/15/25	460,000	465,572	(b)

TOTAL INDUSTRIALS				931,267

INFORMATION TECHNOLOGY - 0.5%
Communications Equipment - 0.5%
Viasat Inc., Senior Secured Notes	5.625%	4/15/27	480,000	432,924	(b)

See Notes to Schedule of Investments.

2	BrandywineGLOBAL - Alternative Credit Fund 2023 Quarterly Report

BRANDYWINEGLOBAL - ALTERNATIVE CREDIT FUND

Schedule of investments (unaudited) (cont’d)	July 31, 2023

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
MATERIALS - 2.0%
Metals & Mining - 2.0%
First Quantum Minerals Ltd., Senior Notes	6.875%	10/15/27	950,000		$935,285	(b)
Taseko Mines Ltd., Senior Secured Notes	7.000%	2/15/26	990,000		917,296	(b)

TOTAL MATERIALS					1,852,581

TOTAL CORPORATE BONDS & NOTES (Cost - $16,468,742)					16,588,940

MORTGAGE-BACKED SECURITIES - 12.5%
FHLMC - 5.5%
Federal Home Loan Mortgage Corp. (FHLMC)	5.000%	9/1/52	1,859,372		1,818,731
Federal Home Loan Mortgage Corp. (FHLMC)	6.000%	12/1/52	3,259,608		3,281,115

Total FHLMC					5,099,846

FNMA - 7.0%
Federal National Mortgage Association (FNMA)	5.500%	12/1/52	3,286,251		3,269,497
Federal National Mortgage Association (FNMA)	6.000%	12/1/52	3,230,766		3,258,284

Total FNMA					6,527,781

TOTAL MORTGAGE-BACKED SECURITIES (Cost - $11,767,294)					11,627,627

U.S. GOVERNMENT & AGENCY OBLIGATIONS - 12.4%
U.S. Government Obligations - 12.4%
U.S. Treasury Notes (3 mo. U.S. Treasury Money Market Yield + 0.200%) (Cost - $11,459,871)	5.551%	1/31/25	11,440,000		11,464,801	(c)

SOVEREIGN BONDS - 5.9%
Brazil - 1.9%
Brazil Notas do Tesouro Nacional Serie F, Notes	10.000%	1/1/33	8,890,000	BRL	1,795,731

Colombia - 2.0%
Colombian TES, Bonds	7.250%	10/26/50	10,300,000,000	COP	1,880,470

Mexico - 2.0%
Mexican Bonos, Bonds	8.000%	7/31/53	34,100,000	MXN	1,840,219

TOTAL SOVEREIGN BONDS (Cost - $4,837,454)					5,516,420

			SHARES
COMMON STOCKS - 0.1%
MATERIALS - 0.1%
Chemicals - 0.1%
Danimer Scientific Inc. (Cost - $2,409,899)			37,903		106,507	*

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $92,558,482)					88,749,114

See Notes to Schedule of Investments.

BrandywineGLOBAL - Alternative Credit Fund 2023 Quarterly Report	3

BRANDYWINEGLOBAL - ALTERNATIVE CREDIT FUND

Schedule of investments (unaudited) (cont’d)	July 31, 2023

(Percentages shown based on Fund net assets)

SECURITY	RATE	SHARES	VALUE
SHORT-TERM INVESTMENTS - 1.4%
Western Asset Premier Institutional U.S. Treasury Reserves, Premium Shares (Cost - $1,315,889)	5.183%	1,315,889	$1,315,889	(e)(f)

TOTAL INVESTMENTS - 97.0% (Cost - $93,874,371)			90,065,003
Other Assets in Excess of Liabilities - 3.0%			2,762,552

TOTAL NET ASSETS - 100.0%			$92,827,555

†	Face amount denominated in U.S. dollars, unless otherwise noted.

*	Non-income producing security.

(a)

Collateralized mortgage obligations are secured by an underlying pool of mortgages or mortgage pass-through certificates that are structured to direct payments on underlying collateral to different series or classes of the obligations. The interest rate may change positively or inversely in relation to one or more interest rates, financial indices or other financial indicators and may be subject to an upper and/or lower limit.

(b)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees.

(c)

Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(d)

Security is exempt from registration under Regulation S of the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees.

(e)	Rate shown is one-day yield as of the end of the reporting period.

(f)

In this instance, as defined in the Investment Company Act of 1940, an “Affiliated Company” represents Fund ownership of at least 5% of the outstanding voting securities of an issuer, or a company which is under common ownership or control with the Fund. At July 31, 2023, the total market value of investments in Affiliated Companies was $1,315,889 and the cost was $1,315,889 (Note 2).

Abbreviation(s) used in this schedule:

BRL	— Brazilian Real
CAS	— Connecticut Avenue Securities
COP	— Colombian Peso
EUR	— Euro
EURIBOR	— Euro Interbank Offered Rate
MXN	— Mexican Peso
REMIC	— Real Estate Mortgage Investment Conduit
SOFR	— Secured Overnight Financing Rate

See Notes to Schedule of Investments.

4	BrandywineGLOBAL - Alternative Credit Fund 2023 Quarterly Report

BRANDYWINEGLOBAL - ALTERNATIVE CREDIT FUND

Schedule of investments (unaudited) (cont’d)	July 31, 2023

At July 31, 2023, the Fund had the following open futures contracts:

	Number of Contracts	Expiration Date	Notional Amount	Market Value	Unrealized Appreciation (Depreciation)
Contracts to Buy:
Euro-Bobl	80	9/23	$10,272,234	$10,193,684	$(78,550)
Euro-Buxl	8	9/23	1,187,997	1,183,765	(4,232)
U.S. Treasury 10-Year Notes	70	9/23	7,957,536	7,798,438	(159,098)
U.S. Treasury Ultra Long- Term Bonds	21	9/23	2,857,897	2,776,594	(81,303)
United Kingdom 10-Year Long Gilt bonds	40	9/23	4,887,028	4,934,738	47,710

					(275,473)

Contracts to Sell:
E-mini Nasdaq 100 Index	32	9/23	9,662,890	10,148,800	(485,910)
E-mini S&P 500 Index	39	9/23	8,611,337	8,998,275	(386,938)
Japanese 10-Year Bonds	6	9/23	6,245,217	6,191,263	53,954

					(818,894)

Net unrealized depreciation on open futures contracts					$(1,094,367)

Abbreviation(s) used in this table:

Bobl	— Bundesobligation (Medium-term German Federal Government Bond)
Buxl	— Ultra Long German Bond

At July 31, 2023, the Fund had the following open forward foreign currency contracts:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
EUR	310,000	USD	340,430	HSBC Securities Inc.	8/4/23	$480
EUR	1,190,000	USD	1,297,865	JPMorgan Chase & Co.	8/4/23	10,789
EUR	4,150,000	USD	4,569,000	JPMorgan Chase & Co.	8/4/23	(5,208)
USD	6,254,147	EUR	5,650,000	Morgan Stanley & Co. Inc.	8/4/23	40,790
USD	2,794,603	CNH	20,170,000	Goldman Sachs Group Inc.	8/17/23	(32,085)
USD	2,622,793	GBP	2,110,000	JPMorgan Chase & Co.	9/1/23	(85,524)
USD	1,312,395	CHF	1,170,000	Goldman Sachs Group Inc.	9/11/23	(35,500)
USD	4,727,174	JPY	660,000,000	Barclays Bank PLC	9/19/23	50,894
JPY	660,000,000	USD	4,800,978	JPMorgan Chase & Co.	9/19/23	(124,697)
SEK	46,300,000	USD	4,540,097	Morgan Stanley & Co. Inc.	10/17/23	(125,582)
USD	1,649,298	BRL	8,040,000	HSBC Securities Inc.	10/19/23	(28,749)
USD	1,750,094	MXN	29,900,000	Citibank N.A.	10/27/23	(6,636)
USD	1,824,460	COP	7,450,000,000	JPMorgan Chase & Co.	10/30/23	(29,623)
USD	4,591,000	EUR	4,150,000	JPMorgan Chase & Co.	11/7/23	5,788

Net unrealized depreciation on open forward foreign currency contracts						$(364,863)

See Notes to Schedule of Investments.

BrandywineGLOBAL - Alternative Credit Fund 2023 Quarterly Report	5

BRANDYWINEGLOBAL - ALTERNATIVE CREDIT FUND

Schedule of investments (unaudited) (cont’d)	July 31, 2023

Abbreviation(s) used in this table:

BRL	— Brazilian Real
CHF	— Swiss Franc
CNH	— Chinese Offshore Yuan
COP	— Colombian Peso
EUR	— Euro
GBP	— British Pound
JPY	— Japanese Yen
MXN	— Mexican Peso
SEK	— Swedish Krona
USD	— United States Dollar

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

6	BrandywineGLOBAL - Alternative Credit Fund 2023 Quarterly Report

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

BrandywineGLOBAL — Alternative Credit Fund (the “Fund”) is a separate non-diversified investment series of Legg Mason Global Asset Management Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The Fund follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (“ASC 946”). The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”), including, but not limited to, ASC 946.

(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services typically use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

Pursuant to policies adopted by the Board of Trustees, the Fund’s manager has been designated as the valuation designee and is responsible for the oversight of the daily valuation process. The Fund’s manager is assisted by the Global Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Fund’s manager and the Board of Trustees. When determining the reliability of third

7

Notes to Schedule of Investments (unaudited) (continued)

party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – unadjusted quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

8

Notes to Schedule of Investments (unaudited) (continued)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Long-Term Investments†:
Collateralized Mortgage Obligations	—	$43,444,819	—	$43,444,819
Corporate Bonds & Notes	—	16,588,940	—	16,588,940
Mortgage-Backed Securities	—	11,627,627	—	11,627,627
U.S. Government & Agency Obligations	—	11,464,801	—	11,464,801
Sovereign Bonds	—	5,516,420	—	5,516,420
Common Stocks	$106,507	—	—	106,507

Total Long-Term Investments	106,507	88,642,607	—	88,749,114

Short-Term Investments†	1,315,889	—	—	1,315,889

Total Investments	$1,422,396	$88,642,607	—	$90,065,003

Other Financial Instruments:
Futures Contracts††	$101,664	—	—	$101,664
Forward Foreign Currency Contracts††	—	$108,741	—	108,741

Total Other Financial Instruments	$101,664	$108,741	—	$210,405

Total	$1,524,060	$88,751,348	—	$90,275,408

LIABILITIES
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Other Financial Instruments:
Futures Contracts††	$1,196,031	—	—	$1,196,031
Forward Foreign Currency Contracts††	—	$473,604	—	473,604

Total	$1,196,031	$473,604	—	$1,669,635

†	See Schedule of Investments for additional detailed categorizations.

††	Reflects the unrealized appreciation (depreciation) of the instruments.

2. Transactions with affiliated company

As defined by the 1940 Act, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control with the Fund. The following company was considered an affiliated company for all or some portion of the period ended July 31, 2023. The following transactions were effected in such company for the period ended July 31, 2023.

9

Notes to Schedule of Investments (unaudited) (continued)

	Affiliate Value at October 31, 2022	Purchased		Sold
		Cost	Shares	Proceeds	Shares
Western Asset Premier Institutional U.S. Treasury Reserves, Premium Shares	$3,761,831	$60,147,327	60,147,327	$62,593,269	62,593,269

(cont’d)	Realized Gain (Loss)	Dividend Income	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at July 31, 2023
Western Asset Premier Institutional U.S. Treasury Reserves, Premium Shares	—	$77,897	—	$1,315,889

10